Net Deferred Tax Asset (Detail) (AUD) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Net operating loss carry-forward	13,470	10,119	42,502
Exploration expenditure	6,012	5,138	21,157
Less valuation allowance	(19,482)	(15,257)	(63,659)
Net deferred taxes
USA
Deferred tax assets
Net operating loss carry-forward	6,683	5,059	14,534
Exploration expenditure	6,012	5,138	19,702
Less valuation allowance	(12,695)	(10,197)	(34,236)
Net deferred taxes
Australia
Deferred tax assets
Net operating loss carry-forward	6,787	5,060	27,744
Less valuation allowance	(6,787)	(5,060)	(27,744)
Net deferred taxes